Share-based Compensation - Share-based Compensation Expense By Plan (Details) - USD ($)		10 Months Ended	12 Months Ended
	Apr. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Apr. 05, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 9,052,909	$ 9,654,778
Common Shares, shares outstanding (in shares)				52,701,111
MoonLake AG
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)	110,000
Merck KGaA Darmstadt in-licensing agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash consideration	$ 25,000,000
Equity consideration	99,000
Total payment	$ 1
Fair value of the equity consideration	$ 4,851,000
Class C Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)			13,723,511
Class C Ordinary Shares | MoonLake AG
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)	3,700,257
Research and Development Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		72,183	$ 954,379
General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		8,980,726	8,700,399
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		0	364,381
MoonLake AG Restricted Founder Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		8,837,092	4,840,608
MoonLake AG Restricted Founder Shares | MoonLake AG
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)	99,000
MoonLake AG Restricted Founder Shares | Class C Ordinary Shares | MoonLake AG
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)	3,330,231
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		148,835	3,910,076
Research and development services
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 66,982	$ 539,713